                                               1933 Act Registration No. 2-11387
                                             1933 Act Registration No. 811-00558

      AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JULY 1, 1999
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                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                          Pre-Effective Amendment No.
                                                     -----
                        Post-Effective Amendment No. 83
                                                    -----

                                     AND/OR

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940
                                Amendment No. X
                                             -----
                        (Check appropriate box or boxes)

                         FORTIS EQUITY PORTFOLIOS, INC.
               (Exact Name of Registrant as Specified in Charter)

                              500 Bielenberg Drive
                            Woodbury, Minnesota 55125
               (Address of Principal Executive Offices, Zip Code)

                                 (651) 738-4000
              (Registrant's Telephone Number, including Area Code)

                             Scott R. Plummer, Esq.
                              500 Bielenberg Drive
                            Woodbury, Minnesota 55125
                     (Name and Address of Agent for Service)

                                    COPY TO:
                           Kathleen L. Prudhomme, Esq.
                              Dorsey & Whitney LLP
                             220 South Sixth Street
                        Minneapolis, Minnesota 55402-1498

It is proposed that this filing will become effective (check appropriate box):

        X   immediately upon filing pursuant to paragraph (b) of Rule 485
      -----
            on (specify date) pursuant to paragraph (b) of Rule 485
      -----
            75 days after filing pursuant to paragraph (a) of Rule 485
      -----
            on (specify date) pursuant to paragraph (a) of Rule 485
      -----
            60 days after filing pursuant to paragraph (a) of Rule 485
      -----
            60 days after filing pursuant to paragraph (a) of Rule 485
      -----
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

                           Incorporation by Reference
                                       and
                                Explanatory Note
                                       for
                         Fortis Equity Portfolios, Inc.


           In addition to the cover page, Part C and signature page included herewith, this Post-Effective Amendment contains Part B (Statement of Additional Information), which is incorporated by reference from Post-Effective Amendment No. 28 to the Registration Statement of Fortis Advantage Portfolios, Inc. (File No. 033-17759) filed on July 1, 1999. Such Part B relates to Fortis Advantage Portfolios, Inc. and Fortis Growth Fund, Inc. (File No. 002-14784) as well as the Registrant. Post-Effective Amendment No. 28 was filed pursuant to Rule 485(b) to become effective on the same day as this Registration Statement.

                                     PART C

                                   Value Fund
                              Growth & Income Fund
                                       and
                                  Capital Fund
                                each a series of
                         Fortis Equity Portfolios, Inc.

                                OTHER INFORMATION

ITEM 23. EXHIBITS

      THE FUND IS FILING OR INCORPORATING BY REFERENCE THE FOLLOWING EXHIBITS:

      (a).1 Articles of Amendment dated 9/8/94 and Amended and Restated Articles of Incorporation dated as of 9/9/94 (4)
      (a).2  Certification of Designation of Classes A, B, C & H dated 10/31/94
             (4)
      (a).3 Certification of Designation of Series B and Series D dated 12/19/95 (4)
      (b)    Amended and Restated Bylaws dated 12/7/95 (3)
      (c)    Instruments Defining Rights of Security Holders - not applicable
      (d)    Investment Advisory and Management Agreement dated 12/7/95 (3)
      (e).1  Underwriting and Distribution Agreement dated 12/7/95 (3)
      (e).2  Dealer Sales Agreement (1)
      (e).3  Mutual Fund Supplement to Dealer Sales Agreement (1)
      (f)    Bonus or Profit Sharing Contracts -not applicable
      (g)    Custody Agreement dated 3/21/92 (4)
      (h)    Other Material Contracts - not applicable
      (i)    Legal Opinion - not applicable
      (j)    Consent of KPMG Peat Marwick LLP (4)
      (k)    Omitted Financial Statements - not applicable
      (l)    Initial Capital Agreements - not applicable
      (m)    Rule 12b-1 Plan (2)
      (n)    Financial Data Schedule - not applicable
      (o)    Rule 18f-3 Plan (3)

-----------------------
(1) Incorporated by reference to Post-Effective Amendment No. 45 to the Registration Statement of Fortis Income Portfolios, Inc. on Form N-1A filed with the Commission on December 1, 1998.
(2) Incorporated by reference to Post-Effective Amendment No. 11 to the Registration Statement of Fortis Worldwide Portfolios, Inc. on Form N-1A filed with the Commission on February 27, 1998.
(3) Incorporated by reference to Post-Effective Amendment No. 76 to the Registrant's Registration Statement on Form N-1A filed with the Commission on October 18, 1995.
(4) Incorporated by reference to Post-Effective Amendment No. 81 to the Registrant's Registration Statement on Form N-1A filed with the Commission on December 31, 1998.

ITEM  24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUND

      THE FOLLOWING IS A LIST OF ALL PERSONS DIRECTLY OR INDIRECTLY CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUND:

      No person is directly or indirectly controlled by or under common control with the Registrant.

ITEM  25. INDEMNIFICATION

      STATE THE GENERAL EFFECT OF ANY CONTRACT, ARRANGEMENTS OR STATUTE UNDER WHICH ANY DIRECTOR, OFFICER, UNDERWRITER OR AFFILIATED PERSON OF THE FUND IS INSURED OR INDEMNIFIED AGAINST ANY LIABILITY INCURRED IN THEIR OFFICIAL CAPACITY, OTHER THAN INSURANCE PROVIDED BY ANY DIRECTOR, OFFICER, AFFILIATED PERSON, OR UNDERWRITER FOR THEIR OWN PROTECTION.

      Paragraph 8(d) of the Registrant=s Articles of Incorporation provides that the Registrant shall indemnify such person for such expenses and liabilities, in such manner, under such circumstances, and to the full extent permitted by
Section 302A.521 of the Minnesota Statutes, as now enacted or hereafter amended; provided, however, that no such indemnification may be made if it would be in violation of Section 17(h) of the Investment Company Act of 1940, as now enacted or hereinafter amended, and any rules, regulations, or releases promulgated thereunder.

      The Registrant may indemnify its officers and directors and other "persons" acting in an "official capacity" (as such terms are defined in Section 302A.521) pursuant to a determination by the board of directors or shareholders of the Registrant as set forth in Section 302A.521, by special legal counsel selected by the board or a committee thereof for the purpose of making such a determination, or by a Minnesota court upon application of the person seeking indemnification. If a director is seeking indemnification for conduct in the capacity of director or officer of the Registrant, then such director generally may not be counted for the purposes of determining either the presence of a quorum or such director's eligibility to be indemnified.

      In any case, indemnification is proper only if the eligibility determining body decides that the person seeking indemnification:

      (a) has not received indemnification for the same conduct from any other party or organization;
      (b)   acted in good faith;
      (c)   received no improper personal benefit;
      (d) in the case of criminal proceedings, has no reasonable cause to believe the conduct was unlawful;
      (e) reasonably believed that the conduct was in the best interest of the Registrant, or in certain contexts, was not opposed to the best interest of the Registrant; and
      (f) had not otherwise engaged in conduct which precludes indemnification under either Minnesota or Federal law (including, without limitation, conduct constituting willful misfeasance, bad faith, gross negligence, or reckless disregard of duties as set forth in
            Section 17(h) and (i) of the Investment Company Act of 1940).

      ADVANCES. If a person is made or threatened to be made a party to a proceeding, the person is entitled, upon written request to the Registrant, to payment or reimbursement by the Registrant of reasonable expenses, including attorneys fees and disbursements, incurred by the person in advance of the final disposition of the proceeding, (a) upon receipt by the Registrant of a written affirmation by the person of a good faith belief that the criteria for indemnification set forth in Section 302A.521 have been satisfied and a written undertaking by the person to repay all amounts so paid or reimbursed by the Registrant, if it is ultimately determined that the criteria for indemnification have been satisfied, and (b) after a determination that the facts then known to those making the determination would not preclude indemnification under 302A.521. The written undertaking required by clause (a) is an unlimited general obligation of the person making it, but need not be secured and shall be accepted without reference to financial ability to make the repayment.

      UNDERTAKING. The Registrant undertakes that insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provision, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless, in the opinion of its counsel, the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM  26. BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER

      DESCRIBE ANY OTHER BUSINESS, PROFESSION, VOCATION OR EMPLOYMENT OF A SUBSTANTIAL NATURE THAT EACH INVESTMENT ADVISER, AND EACH DIRECTOR, OFFICER OR PARTNER OF THE ADVISER, IS OR HAS BEEN ENGAGED WITHIN THE LAST TWO FISCAL YEARS FOR HIS OR HER OWN ACCOUNT OR IN THE CAPACITY OF DIRECTOR, OFFICER, EMPLOYEE, PARTNER OR TRUSTEE.

      Information on the business of the Adviser, its directors and officers is described in the Statement of Additional Information. The following officers are not listed in the Statement of Additional Information:

                                                Other Business/Employment
Name                 Position with Adviser      During Past Two Years
----                 ---------------------      ---------------------
Michael D. O'Connor  Qualified Plan Officer     Qualified Plan Officer of Fortis
                                                Benefits Insurance Company
David C. Greenzang   Money Market Portfolio     Debt securities manager with
                     Officer                    Fortis, Inc.

ITEM 27. PRINCIPAL UNDERWRITERS

(a) STATE THE NAME OF EACH INVESTMENT COMPANY (OTHER THAN THE FUND) FOR WHICH EACH PRINCIPAL UNDERWRITER CURRENTLY DISTRIBUTING THE FUND'S SECURITIES ALSO ACTS AS A PRINCIPAL UNDERWRITER, DEPOSITOR, OR INVESTMENT ADVISER.

      Investors also acts as the principal underwriter for: Fortis Advantage Portfolios, Inc., Fortis Growth Fund, Inc., Fortis Money Portfolios, Inc., Fortis Tax Free Portfolios, Inc., Fortis Securities, Inc., Fortis Series Fund, Inc., Fortis Income Portfolios, Inc., Fortis Worldwide Portfolios, Inc., Variable Account C of Fortis Benefits Insurance Company and Variable Account D of Fortis Benefits Insurance Company.

(b) PROVIDE THE INFORMATION REQUIRED BY THE FOLLOWING TABLE FOR EACH DIRECTOR, OFFICER, OR PARTNER OF EACH PRINCIPAL UNDERWRITER NAMED IN RESPONSE TO ITEM 20.

      In addition to those listed in the Statement of Additional Information with respect to Investors, the following are also officers of Investors. The principal business address of each individual is 500 Bielenberg Drive, Woodbury, Minnesota 55125.


   Name and Principal        Positions and Offices        Positions and Offices
   Business Address            with Underwriter                 with Fund
-----------------------   ---------------------------   -----------------------
Carol M. Houghtby          Director, Vice President &      None
                            Treasurer
Roger W. Arnold            Senior Vice President           None
Peter M. Delehanty         Senior Vice President           None
John E. Hite               Vice President & Secretary      None


(c) PROVIDE THE INFORMATION REQUIRED BY THE FOLLOWING TABLE FOR ALL COMMISSIONS AND OTHER COMPENSATION RECEIVED, DIRECTLY OR INDIRECTLY, FROM THE FUND DURING THE LAST FISCAL YEAR BY EACH PRINCIPAL UNDERWRITER WHO IS NOT AN AFFILIATED PERSON OF THE FUND OR ANY AFFILIATED PERSON OF AN AFFILIATED PERSON.

      Not applicable.

ITEM  28. LOCATION OF ACCOUNTS AND RECORDS

      STATE THE NAME AND ADDRESS OF EACH PERSON MAINTAINING PHYSICAL POSSESSION OF EACH ACCOUNT, BOOK, OR OTHER DOCUMENT REQUIRED TO BE MAINTAINED BY SECTION 31(a) AND THE RULES UNDER THAT SECTION.

      The physical possession of the accounts, books, and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 3la-1 to 3la-3 promulgated thereunder is maintained by the Registrant at Fortis Advisers, Inc., 500 Bielenberg Drive, Woodbury, MN 55125.

ITEM  29. MANAGEMENT SERVICES

      PROVIDE A SUMMARY OF THE SUBSTANTIVE PROVISIONS OF ANY MANAGEMENT-RELATED SERVICE CONTRACT NOT DISCUSSED IN PART A OR B, DISCLOSING THE PARTIES TO THE CONTRACT AND THE TOTAL AMOUNT PAID AND BY WHOM FOR THE FUND FOR THE LAST THREE FISCAL YEARS.

      All contracts were discussed in Part A or B.

ITEM  30. UNDERTAKINGS

(a) IN INITIAL REGISTRATION STATEMENTS FILED UNDER THE SECURITIES ACT, PROVIDE AN UNDERTAKING TO FILE AN AMENDMENT TO THE REGISTRATION STATEMENT WITH CERTIFIED FINANCIAL STATEMENTS SHOWING THE INITIAL CAPITAL RECEIVED BEFORE ACCEPTING SUBSCRIPTIONS FROM MORE THAN 25 PERSONS IF THE FUND INTENDS TO RAISE ITS INITIAL CAPITAL UNDER SECTION 14(a)(3).

      Not applicable.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement on Form N-1A pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Woodbury and State of Minnesota on the 30th day of June 1999.

                                               FORTIS ADVANTAGE PORTFOLIOS, INC.
                                               (Registrant)

                                               By /s/ Dean C. Kopperud
                                                  --------------------
                                               Dean C. Kopperud, President

         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

 /s/ Dean C. Kopperud           President (principal              June 30, 1999
----------------------------    executive officer)
Dean C. Kopperud


 /s/ Tamara L. Fagely           Treasurer (principal financial    June 30, 1999
----------------------------    and accounting officer)
Tamara L. Fagely

Richard W. Cutting*             Director

Allen R. Freedman*              Director

Robert M. Gavin*                Director

Benjamin S. Jaffray*            Director

Jean L. King*                   Director

Edward M. Mahoney*              Director

Robb L. Prince*                 Director

Leonard J. Santow*              Director

Noel S. Shadko                  Director

Joseph M. Wikler*               Director



*By  /s/ Dean C. Kopperud                                         June 30, 1999
    ------------------------------------
    Dean C. Kopperud, Attorney-in-Fact